DISAGGREGATION OF REVENUES	12 Months Ended
Dec. 31, 2023
Revenue from Contract with Customer [Abstract]
DISAGGREGATION OF REVENUES

NOTE 17 – DISAGGREGATION OF REVENUES

Revenues generated from different revenue streams consist of the following:

	For the Years Ended December 31,
	2023	2022	2021
Real estate and related services:
Real estate sales	16,031,129	17,978,875	15,010,878
Land sales	3,536,087	1,670,630	240,000
Rental income	1,136,521	1,007,112	893,647
Real estate management income	766,077	623,186	520,857
Subtotal	21,469,814	21,279,803	16,665,382

Solar power and related services:
Solar power plants sales	633,337	561,331	-
Solar power plants operation and maintenance income	33,680	28,736	-
Electricity sales	214,528	185,915	-
Subtotal	881,545	775,982	-

Container and related services:
Container sales	373,604	-	-
Container operation and management income	18,447	-	-
Subtotal	392,051	-	-
Total	22,743,410	22,055,785	16,665,382

The Company’s revenues are presented net of consumption tax collected on behalf of governments. The Company has elected to adopt the practical expedient for incremental costs to obtain a contract with a customer, i.e. sales commissions, with amortization periods of one year or less to be recorded in selling, general and administrative expenses when incurred.

Changes in the Company’s deferred revenue for the years ended December 31, 2023, 2022 and 2021 were presented in the following table:

	December 31,	December 31,	December 31,
	2023	2022	2021
Deferred revenue as of the beginning of the year	228,426	94,376	18,183
Net cash received in advance during the year	702,656	1,557,973	601,173
Deferred revenue addition in connection with business combination of SYLA Solar	-	45,415	-
Revenue recognized (consumption tax included) from opening balance of deferred revenue	(218,346)	(78,351)	(17,783)
Revenue recognized (consumption tax included) from deferred revenue arising during current year	(547,474)	(1,390,987)	(507,197)
Deferred revenue as of the end of the year	165,262	228,426	94,376

As of December 31, 2023, 2022 and 2021, and for the years then ended, substantially all of our long-lived assets and revenues generated are attributed to the Company’s operation in Japan.